Share-based Payment - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	7,085,073
Ending balance	€ 80.30
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	6,148,004	5,820,211	5,611,629
Granted during the year	1,445,981	1,485,931	1,300,600
Exercised during the year	(312,296)	(905,395)	(1,058,722)
Forfeited during the year	(196,616)	(252,743)	(33,296)
Expired during the year	0	0	0
Ending balance	7,085,073	6,148,004	5,820,211
Vested at the reporting date	4,022,011	3,044,827	2,705,693
Beginning balance	€ 69.97	€ 46.36	€ 29.03
Granted during the year	122.03	137.57	97.01
Exercised during the year	38.43	30.56	16.33
Forfeited during the year	119.58	64.99	58.49
Expired during the year	0	0	0
Ending balance	80.30	69.97	46.36
Vested at the reporting date	€ 52.63	€ 37.29	€ 24.93